MORGAN STANLEY CAPITAL I INC. ABS-15G

Exhibit 99.6 - Schedule 4

Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXX	6883141			Closed	2023-08-29 06:13	2023-09-05 18:45	Resolved	1 - Information	D	A	Compliance	Missing Doc	The Final 1003 is Incomplete	Resolved-The Final 1003 is Present - Due Diligence Vendor-09/05/2023 Ready for Review-Document Uploaded. - Seller-09/01/2023 Open-The Final 1003 is Incomplete Please provide updated 1003 as Years in Industry is less than years in Job of B1 - Due Diligence Vendor-08/29/2023	Ready for Review-Document Uploaded. - Seller-09/01/2023	Resolved-The Final 1003 is Present - Due Diligence Vendor-09/05/2023	XXXX XXXX XXXX.pdf			FL	Primary Residence	Purchase	NA	1131871	N/A	N/A
XXXX	6883197	Closed	2023-09-19 06:07	2023-10-06 14:17	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-Document received and reviewed. TRID documents verified and PCCD XXXX run with Elevated status - Due Diligence Vendor-10/06/2023
Ready for Review-Document Uploaded. Please find the Final PCCD with the Principal Reduction applied correctly and all of the supporting documents. - Seller-10/05/2023
Counter-On the uploaded settlement statment this fee is still being paid to XXXX and is under charges? - we need the PCCD corrected -- as stated prior - per XXXX - Principal reductions that occur immediately or very soon after closing must be disclosed in the Summaries of Transactions table or in the Payoffs and Payments table, as applicable. The disclosure must include the following elements: (1) the amount of the principal reduction; (2) the phrase “principal reduction” or a similar phrase; (3) if disclosed in the Payoffs and Payments table, the name of the payee; (4) if the principal reduction is not paid from closing funds, the phrase “Paid Outside Closing” or “P.O.C.” and the name of the party making the payment; and (5) if applicable, a statement that the principal reduction is being provided to offset charges that exceed the legal limits (using any language that satisfies the clear and conspicuous standard). If a principal reduction is not paid from closing funds, it is not included when computing the total for the Summaries of Transactions table or when calculating total Payoffs and Payments or Cash to Close. (Comment 38-4) For additional guidance on disclosing principal reductions, see Comment 38-4. - Due Diligence Vendor-10/05/2023
Ready for Review-Document Uploaded.  - Seller-10/04/2023
Ready for Review-Document Uploaded. Principal reductions go in the 1300 section. I have sent screenshots to you of the 2015 itemization and where they carry over on the CD. section 1300 is section H. If it is not applied as a charge, the borrower would realize that money back at closing. Therefore, it's applied as a charge from XXXX, but applied to their principal balance.  - Seller-09/29/2023
Counter-Please provide clarification on the PCCD provided. Principal reduction has been included as a fee in section H charged to the borrower. - Due Diligence Vendor-09/29/2023
Ready for Review-Document Uploaded.  - Seller-09/27/2023
Open-TRID: Missing Final Closing Disclosure Request to provide Final Closing Disclosure which is missing in file. - Due Diligence Vendor-09/19/2023	Counter-Per XXXX - Principal reductions that occur immediately or very soon after closing must be disclosed in the Summaries of Transactions table or in the Payoffs and Payments table, as applicable. The disclosure must include the following elements: (1) the amount of the principal reduction; (2) the phrase “principal reduction” or a similar phrase; (3) if disclosed in the Payoffs and Payments table, the name of the payee;
(4) if the principal reduction is not paid from closing funds, the phrase “Paid Outside
Closing” or “P.O.C.” and the name of the party making the payment; and (5) if applicable, a statement that the principal reduction is being provided to offset charges that exceed the legal limits (using any language that satisfies the clear and conspicuous standard). If a principal reduction is not paid from closing funds, it is not included when computing the total for the Summaries of Transactions table or when calculating total Payoffs and Payments or Cash to Close. (Comment 38-4)
For additional guidance on disclosing principal reductions, see Comment 38-4. - Due Diligence Vendor-10/03/2023

Ready for Review-Document Uploaded. Please find the Final PCCD with the Principal Reduction applied correctly and all of the supporting documents. - Seller-10/05/2023
 Ready for Review-Document Uploaded.  - Seller-10/04/2023
 Ready for Review-Document Uploaded. Principal reductions go in the 1300 section. I have sent screenshots to you of the 2015 itemization and where they carry over on the CD. section 1300 is section H. If it is not applied as a charge, the borrower would realize that money back at closing. Therefore, it's applied as a charge from XXXX, but applied to their principal balance.  - Seller-09/29/2023
 Ready for Review-Document Uploaded.  - Seller-09/27/2023
																Resolved-Document received and reviewed. TRID documents verified and PCCD XXXX run with Elevated status - Due Diligence Vendor-10/06/2023	XXXX Final PCCD.pdf			CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	1163006	N/A	N/A
XXXX	6883197			Closed	2023-09-19 04:49	2023-10-02 15:27	Resolved	1 - Information	D	A	Compliance	Missing Doc	The Note is Missing	Resolved-The Note is Present - Due Diligence Vendor-09/29/2023 Ready for Review-Document Uploaded. - Seller-09/27/2023 Open-The Note is Missing Request to provide Note document which is missing in file. - Due Diligence Vendor-09/19/2023	Ready for Review-Document Uploaded. - Seller-09/27/2023	Resolved-The Note is Present - Due Diligence Vendor-09/29/2023	Note XXXX.pdf			CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	1162936	N/A	N/A
XXXX	6883197			Closed	2023-09-19 07:03	2023-09-29 22:08	Resolved	1 - Information	D	A	Compliance	Missing Doc	Missing Right of Rescission	Resolved-ROR form received and updated to disclosure page, resolved. - Due Diligence Vendor-09/29/2023 Ready for Review-Document Uploaded. - Seller-09/27/2023 Open-Right of Rescission is Missing Request to provide Right to Cancel doc which is missing in file as the transaction is Refinance for Primary residence. - Due Diligence Vendor-09/19/2023	Ready for Review-Document Uploaded. - Seller-09/27/2023	Resolved-ROR form received and updated to disclosure page, resolved. - Due Diligence Vendor-09/29/2023	XXXX RTR.pdf			CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	1163065	N/A	N/A
XXXX	6883197			Closed	2023-09-19 06:21	2023-09-29 22:07	Resolved	1 - Information	D	A	Compliance	Missing Doc	Consumer Caution and Home Owner Counseling Notice is Missing	Resolved-Consumer Caution and Home Owner Counseling Notice is Present or Not Applicable - Due Diligence Vendor-09/29/2023 Ready for Review-Document Uploaded. - Seller-09/27/2023 Open-Consumer Caution and Home Owner Counseling Notice is Missing Request to provide Consumer Caution (Toolkit) which is missing in file. - Due Diligence Vendor-09/19/2023	Ready for Review-Document Uploaded. - Seller-09/27/2023	Resolved-Consumer Caution and Home Owner Counseling Notice is Present or Not Applicable - Due Diligence Vendor-09/29/2023	home owner counseling XXXX.pdf			CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	1163017	N/A	N/A
XXXX	6883197			Closed	2023-09-19 04:31	2023-09-29 15:51	Resolved	1 - Information	D	A	Compliance	Missing Doc	The Final 1003 is Missing	Resolved-The Final 1003 is Present - Due Diligence Vendor-09/29/2023 Ready for Review-Document Uploaded. - Seller-09/27/2023 Open-The Final 1003 is Missing Request to provide Final 1003 which is missing in file. - Due Diligence Vendor-09/19/2023	Ready for Review-Document Uploaded. - Seller-09/27/2023	Resolved-The Final 1003 is Present - Due Diligence Vendor-09/29/2023	LO signed 1003 XXXX.pdf 1003 XXXX.pdf			CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	1162925	N/A	N/A
XXXX	6883197			Closed	2023-09-19 04:50	2023-09-29 15:33	Resolved	1 - Information	D	A	Compliance	Missing Doc	The Deed of Trust is Missing	Resolved-The Deed of Trust is Present - Due Diligence Vendor-09/29/2023 Ready for Review-Document Uploaded. - Seller-09/27/2023 Open-The Deed of Trust is Missing Request to provide Deed of Trust which is Missing in file. - Due Diligence Vendor-09/19/2023	Ready for Review-Document Uploaded. - Seller-09/27/2023	Resolved-The Deed of Trust is Present - Due Diligence Vendor-09/29/2023	DOT XXXX.pdf			CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	1162938	N/A	N/A
XXXX	6883197			Closed	2023-09-19 06:59	2023-09-28 04:34	Resolved	1 - Information	C	A	Credit	Doc Issue	Initial Escrow Acct Disclosure missing; loan has escrows	Resolved-Initial Escrow Acct disclosure for subject property uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-09/28/2023 Ready for Review-Document Uploaded. - Seller-09/27/2023 Open-Request to provide Initial Escrow Acct disclosure document which is missing in file. - Due Diligence Vendor-09/19/2023	Ready for Review-Document Uploaded. - Seller-09/27/2023	Resolved-Initial Escrow Acct disclosure for subject property uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-09/28/2023	XXXX escrow.pdf			CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	1163062	N/A	N/A
XXXX	6883073	Closed	2023-09-21 10:55	2023-09-25 12:49	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing VOM or VOR	Resolved-Borrower just sold departure residence at XXXX XXXX XXXX XXXX on XXXX. Final settlement statement provided. Mortgage on departure residence reported to credit up to date of sale with no late - XXXX XXXX XXXX #XXXX. Credit report & final settlement statement uploaded to validate the same. Final 1003 was incorrectly marked as current residence rented when owned (Updated 1003 uploaded). No VOR is applicable in this case - Resolved. - Due Diligence Vendor-09/25/2023
Ready for Review-Document Uploaded. Borrower just sold departure residence at XXXX XXXX XXXX XXXX on XXXX Final settlement statement provided. Mortgage on departure residence reported to credit up to date of sale with no lates - XXXX XXXX XXXX #XXXX. Per guidelines, no gap housing history is required for borrowers who sold current residence within 6 months and are buying a new primary residence. Please see attached credit report & final settlement statement. 1003 was incorrectly marked as current residence rented when owned. Also provided property profile to confirm ownership & corrected page 1 of the 1003. No VOR is applicable in this case. - Seller-09/22/2023
Open-Required borrower current residence rent payment history or VOR. - Due Diligence Vendor-09/21/2023	Ready for Review-Document Uploaded. Borrower just sold departure residence at XXXX XXXX XXXX XXXX on XXXX Final settlement statement provided. Mortgage on departure residence reported to credit up to date of sale with no lates - XXXX XXXX XXXX #XXXX. Per guidelines, no gap housing history is required for borrowers who sold current residence within 6 months and are buying a new primary residence. Please see attached credit report & final settlement statement. 1003 was incorrectly marked as current residence rented when owned. Also provided property profile to confirm ownership & corrected page 1 of the 1003. No VOR is applicable in this case - Seller-09/22/2023
																Resolved-Borrower just sold departure residence at XXXX XXXX XXXX XXXX on XXXX. Final settlement statement provided. Mortgage on departure residence reported to credit up to date of sale with no late - XXXX XXXX XXXX #XXXX. Credit report & final settlement statement uploaded to validate the same. Final 1003 was incorrectly marked as current residence rented when owned (Updated 1003 uploaded). No VOR is applicable in this case - Resolved. - Due Diligence Vendor-09/25/2023	Credit Report showing mortgage history.pdf Final Settlement Statement for sale of departure residence.pdf UW Cert.pdf Corrected Page 1 of 1003 showing current residence owned..pdf Property Profile.pdf			TX	Primary Residence	Purchase	NA	1167973	N/A	N/A
XXXX	6993982	Closed	2023-12-01 18:10	2023-12-04 02:56	Resolved	1 - Information	D	A	Compliance	Missing Doc	Final HUD-1 Document is Missing	Resolved-Updated Final HUD-1 Document with corrected prepayment penalty amount of $11702.77 XXXX calculated amount in XXXX, verified & entered in system - Resolved. - Due Diligence Vendor-12/04/2023
Resolved-Final HUD-1 Document is Present or Not Applicable - Due Diligence Vendor-12/04/2023
Ready for Review-Document Uploaded.  - Seller-12/01/2023
														Open-The final HUD was provided, however the maximum prepayment penalty of $14,630 did not match the calculated amount in XXXX. The calculated amount is $11,702.77. Please provide a corrected HUD or further advisement. Thank you. - Due Diligence Vendor-12/01/2023	Ready for Review-Document Uploaded. - Seller-12/01/2023	Resolved-Updated Final HUD-1 Document with corrected prepayment penalty amount of $11702.77 XXXX calculated amount in XXXX verified & entered in system - Resolved. - Due Diligence Vendor-12/04/2023 Resolved-Final HUD-1 Document is Present or Not Applicable - Due Diligence Vendor-12/04/2023	HUD XXXX.pdf			NJ	Investment	Refinance	Cash Out - Other	1287041	N/A	N/A